United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Barton Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Jay Riley
Title: Managing Director
Phone: 610-260-0692

Signature, Place, and Date of Signing:

Jay Riley             West Conshohocken, PA       02/12/09
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 43
Form 13F Information Table Value Total: 76,474
                                       (thousands)
List of Other Included Managers: None

FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (X$1000) PRN AMT  PRNCALLDSCRETN MANAGERS   SOLE  SHARED   NONE
-------------------------       -------------   --------  ------- -------   -- --- ------  -------  ----    -----  ---

Cooper Industries Ord           Equities        G24182100      380    13,000SH     SOLE                              13,000
Weatherford Intl                Equities        G95089101      349    32,250SH     SOLE                              32,250
Abbott Laboratories             Equities        002824100      862    16,160SH     SOLE                              16,160
Altria Group Inc                Equities        02209S103      173    11,485SH     SOLE                              11,485
Amazon.com                      Equities        023135106    2,208    43,052SH     SOLE                              43,052
American Express                Equities        025816109      507    27,313SH     SOLE                              27,313
American Tower                  Equities        029912201   12,815   437,057SH     SOLE                             437,057
Auto Data Processing            Equities        053015103      543    13,800SH     SOLE                              13,800
Berkshire Hathaway Cl A         Equities        084670108      773         8SH     SOLE                                   8
Berkshire Hathaway Cl B         Equities        084670207      331       103SH     SOLE                                 103
Cigna                           Equities         125509109     202    12,015SH     SOLE                              12,015
Chevron Texaco                  Equities         166764100     316     4,268SH     SOLE                               4,268
Coca Cola Company               Equities         191216100     651    14,374SH     SOLE                              14,374
Comcast Cp New Cl A Spl         Equities        20030N200      485    30,000SH     SOLE                              30,000
Destination Maternity Co        Equities        25065D100      624    79,549SH     SOLE                              79,549
Devon Energy New                Equities        25179M103      329     5,000SH     SOLE                               5,000
Dunn & Bradstreet Copr. New     Equities        26483E100      232     3,000SH     SOLE                               3,000
eBay                            Equities         278642103   2,328   166,770SH     SOLE                             166,770
Electronic Arts                 Equities         285512109   1,965   122,496SH     SOLE                             122,496
Esco Technologies               Equities         296315104   1,645    40,160SH     SOLE                              40,160
Euronet Worldwide               Equities         298736109   3,855   332,000SH     SOLE                             332,000
Exxon Mobil                     Equities        30231G102    7,776    97,407SH     SOLE                              97,407
General Electric                Equities         369604103   1,059    65,378SH     SOLE                              65,378
Google Inc Class A              Equities        38259P508      292       950SH     SOLE                                 950
I C U Medical                   Equities        44930G107    1,050    31,675SH     SOLE                              31,675
Intl Game Technology            Equities         459902102     514    43,265SH     SOLE                              43,265
Johnson & Johnson               Equities         478160104   2,133    35,646SH     SOLE                              35,646
Legg Mason Inc                  Equities         524901105     755    34,460SH     SOLE                              34,460
Merck & Co Inc                  Equities         589331107     341    11,220SH     SOLE                              11,220
Microsoft                       Equities         594918104   1,154    59,359SH     SOLE                              59,359
Netflix Inc                     Equities        64110L106    5,218   174,580SH     SOLE                             174,580
Northern Trust Corporation      Equities         665859104     511     9,800SH     SOLE                               9,800
Oracle                          Equities        68389X105      298    16,800SH     SOLE                              16,800
Penn Virginia Gp Hldg LP        Equities        70788P105       99    10,000SH     SOLE                              10,000
Penn Virginia Corp              Equities         707882106   1,408    54,200SH     SOLE                              54,200
Pfizer Incorporated             Equities         717081103     352    19,900SH     SOLE                              19,900
Philip Morris Intl Inc          Equities         718172109     500    11,485SH     SOLE                              11,485
Powershares WilderHill Clean E  Equities        73935X500      103    12,000SH     SOLE                              12,000
T Rowe Price Group              Equities        74144T108    1,522    42,943SH     SOLE                              42,943
Qualcomm                        Equities         747525103  18,925   528,194SH     SOLE                             528,194
Schering Plough                 Equities         806605101     177    10,400SH     SOLE                              10,400
Wells Fargo & Co. New           Equities         949746101     391    13,270SH     SOLE                              13,270
Wyeth                           Equities         983024100     323     8,610SH     SOLE                               8,610
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